Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
Note 3 - Fair Value of Financial Instruments

The Companys' financial assets and liabilities consist of cash and cash equivalents, short- term investments, trade and other receivables and trade and other payables and embedded currency conversion derivatives. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

Fair Value Hierarchy

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

* Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
* Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
* Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within Level 1 because their value was determined using quoted market prices in active markets. The Company's embedded currency conversion derivatives are classified as Level 2 as they represent foreign currency forward contracts valued primerily based on observable inputs including forward rates and yield curves.

As of June 30, 2012, the Company held approximately $2,700 of U.S government or government agency marketable securities, classified as available for sale, and approximately $13,457 of marketable corporate debt securities, calssified as available for sale. The Company held approximately $209 of  stocks classified as trading.

Assets and liabilities measured at fair value at June 30, 2012 are summarized below:

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Assets:
	Trading securities	$209	$-	$-
	Available-for-sale securities:		-	-
	Corporate debentures	13,457
	US government or government
	Agencies' debentures	2,700	-	-
	Fair value of embedded
	currency conversion
	derivatives	-	1,139	-
	Total at June 30, 2012	$16,366	$1,139	$-
Liabilities:
	Fair value of embedded
	currency conversion
	derivatives at June 30,2012	$-	$2,000	$-

Assets and liabilities measured at fair value at December 31, 2011 are summarized below:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Available-for-sale securities:	$1,666	$-	$-
Corporate debentures
US government or government	14,239	-	-
Agency's debentures
Fair value of embedded
currency conversion
derivatives	2,859	-	-
Total at December 31, 2011	-	797	-
	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives at December 31, 2011	$-	$1,970	$-

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

At June 30, 2012	Total
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	$(65)	$5,003
US Agencies' debentures	(1)	196
Total at June 30, 2012	$(66)	$5,199

At December 31, 2011	Total
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
Total at December 31, 2011	$(199)	$7,685

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions the contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized   cost of the investment. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery  of the amortization cost basis, these investments are not considered other than temporarily impaired.